United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: Six months ended 05/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | STIAX	B | SINBX	C | SINCX
	F | STFSX	Institutional | STISX	R6 | STILX

Federated Hermes Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Hermes Fixed Income Securities, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Corporate Debt Securities	51.9%
Collateralized Mortgage Obligations	11.9%
Foreign Government Securities	9.0%
Bank Loan Core Fund	5.3%
U.S. Treasury Securities	4.5%
Other Security Types[3]	4.0%
Asset-Backed Securities	0.8%
Derivative Contracts[4]	0.5%
Mortgage-Backed Securities[5]	0.5%
Cash Equivalents[6]	6.9%
Other Assets and Liabilities—Net[7]	4.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment companies (other than an affiliated money market mutual fund and Bank Loan Core Fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the
Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Other Security Types consist of common stock, preferred stock, purchased options and exchange-traded funds.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES— 4.5%
	Treasury Securities— 4.5%
$20,000,000	United States Treasury Note, 0.125%, 4/30/2023	$19,995,666
5,000,000	United States Treasury Note, 0.625%, 8/15/2030	4,608,635
20,000,000	United States Treasury Note, 1.625%, 6/30/2021	20,026,316
	TOTAL U.S. TREASURIES (IDENTIFIED COST $44,908,984)	44,630,617
	CORPORATE BONDS— 3.9%
	Basic Industry - Chemicals— 0.0%
135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	163,510
	Basic Industry - Metals & Mining— 0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	217,149
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	75,047
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	55,128
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	277,125
	TOTAL	624,449
	Capital Goods - Aerospace & Defense— 0.2%
80,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	88,637
100,000	Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	100,444
180,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	181,852
215,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	228,178
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	29,697
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	175,345
65,000	Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	62,291
35,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	38,146
100,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	112,454
200,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	215,753
85,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	92,067
40,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	39,622
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	217,243
	TOTAL	1,581,729
	Capital Goods - Building Materials— 0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	21,410
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	85,594
140,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	152,466
135,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	137,470
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$ 35,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	$35,970
	TOTAL	432,910
	Capital Goods - Construction Machinery— 0.0%
195,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	216,694
100,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	111,252
	TOTAL	327,946
	Capital Goods - Diversified Manufacturing— 0.1%
85,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	93,445
75,000	General Electric Co., Sr. Unsecd. Note, 4.500%, 3/11/2044	87,863
90,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	90,567
35,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	35,748
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	94,103
75,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	87,203
90,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	96,144
65,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	64,368
	TOTAL	649,441
	Communications - Cable & Satellite— 0.1%
65,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	75,991
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.300%, 2/1/2032	28,195
60,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.700%, 4/1/2051	56,481
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	45,997
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	48,069
325,000	Comcast Corp., Sr. Unsecd. Note, 1.500%, 2/15/2031	302,260
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	217,992
100,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	109,073
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	31,265
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	224,650
	TOTAL	1,139,973
	Communications - Media & Entertainment— 0.2%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	30,946
50,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.900%, 11/15/2024	54,610
100,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	111,369
65,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	75,420
100,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	128,092
150,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	149,435
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— continued
$ 100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	$99,544
25,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2026	27,857
100,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	118,592
40,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 5/19/2050	47,679
300,000	Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	309,919
300,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 9/15/2022	310,857
	TOTAL	1,464,320
	Communications - Telecom Wireless— 0.1%
235,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	262,022
140,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	174,468
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	56,536
25,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	28,323
165,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	181,166
	TOTAL	702,515
	Communications - Telecom Wirelines— 0.2%
175,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	169,205
100,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	100,284
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	100,912
100,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	101,391
225,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	225,327
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	40,096
85,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	102,827
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	180,403
395,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	397,507
50,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	53,901
65,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	66,006
152,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	187,617
	TOTAL	1,725,476
	Consumer Cyclical - Automotive— 0.4%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	101,177
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	119,292
50,000	General Motors Co., Sr. Unsecd. Note, 5.400%, 4/1/2048	61,283
25,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	26,706
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	49,926
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	61,685
25,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	25,493
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	3,177,668
200,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	216,633
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$ 120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	$124,816
	TOTAL	3,964,679
	Consumer Cyclical - Retailers— 0.1%
160,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	176,423
50,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.550%, 7/26/2027	54,818
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	102,990
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	50,206
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	53,005
75,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	79,665
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	309,133
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	106,093
60,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	63,300
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	129,501
65,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	61,445
50,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.600%, 9/1/2027	55,650
	TOTAL	1,242,229
	Consumer Cyclical - Services— 0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	217,415
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	50,181
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	276,000
75,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	87,772
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	224,897
125,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	124,846
60,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	69,975
160,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	186,798
120,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	129,996
	TOTAL	1,367,880
	Consumer Non-Cyclical - Food/Beverage— 0.2%
60,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	71,597
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	300,229
50,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/2026	55,324
50,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	58,022
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	141,310
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	153,994
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— continued
$ 50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.400%, 11/15/2025	$56,886
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	128,835
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	34,627
50,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	54,531
90,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	89,553
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	127,883
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	52,819
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	107,406
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	35,487
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	83,491
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	99,889
70,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	77,095
155,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	169,371
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	86,895
	TOTAL	1,985,244
	Consumer Non-Cyclical - Health Care— 0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	53,670
80,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	84,603
45,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	46,641
170,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	181,837
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	39,031
	TOTAL	405,782
	Consumer Non-Cyclical - Pharmaceuticals— 0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	161,085
90,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	96,609
90,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	103,815
150,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	152,571
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	228,635
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	224,376
90,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	88,837
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	83,107
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	66,034
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	49,635
90,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	89,211
50,000	Royalty Pharma PLC, Unsecd. Note, 144A, 0.750%, 9/2/2023	50,039
	TOTAL	1,393,954
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Products— 0.0%
$ 150,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	$163,553
	Consumer Non-Cyclical - Supermarkets— 0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	85,471
	Consumer Non-Cyclical - Tobacco— 0.0%
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	75,830
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.625%, 9/16/2026	84,177
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	91,077
50,000	Bat Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	46,546
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	129,949
	TOTAL	427,579
	Energy - Independent— 0.1%
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	196,669
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	225,840
25,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	28,134
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	57,720
	TOTAL	508,363
	Energy - Integrated— 0.1%
100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	96,019
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	332,057
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.750%, 4/6/2030	78,823
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	79,833
	TOTAL	586,732
	Energy - Midstream— 0.1%
145,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	165,432
80,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	88,526
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	273,374
100,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	100,596
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	81,331
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	268,376
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	113,001
50,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	58,371
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	127,006
	TOTAL	1,276,013
	Energy - Refining— 0.0%
160,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	175,336
	Financial Institution - Banking— 0.6%
150,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	164,236
200,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	203,733
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 350,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	$355,109
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	104,073
250,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	275,916
100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	102,341
95,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	102,986
275,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	275,848
165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	172,771
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	296,882
270,000		Citizens Financial Group, Inc., Sub. Note, 144A, 2.638%, 9/30/2032	267,519
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	220,197
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	114,361
55,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	56,023
200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	201,690
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	388,289
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	204,629
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	55,098
170,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	162,475
525,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	529,338
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	204,101
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	90,866
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	278,672
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	95,426
95,875	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	40,268
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	220,224
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	94,352
475,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	515,146
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	288,318
		TOTAL	6,080,887
		Financial Institution - Broker/Asset Mgr/Exchange— 0.0%
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	69,134
		Financial Institution - Finance Companies— 0.0%
230,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	267,777
		Financial Institution - Insurance - Life— 0.1%
200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	219,146
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	218,685
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Life— continued
$ 75,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	$83,006
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	183,484
180,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	199,453
50,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	49,225
	TOTAL	952,999
	Financial Institution - Insurance - P&C— 0.0%
45,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	48,343
	Financial Institution - REIT - Apartment— 0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	213,486
50,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	51,982
165,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	169,446
	TOTAL	434,914
	Financial Institution - REIT - Healthcare— 0.0%
160,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	180,682
115,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	116,607
	TOTAL	297,289
	Financial Institution - REIT - Office— 0.1%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	100,636
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	123,156
210,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	241,876
	TOTAL	465,668
	Financial Institution - REIT - Other— 0.0%
40,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	45,105
135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	148,284
	TOTAL	193,389
	Financial Institution - REIT - Retail— 0.0%
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	132,991
	Oil & Gas— 0.2%
2,010,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	2,007,487
	Technology— 0.3%
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	54,780
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	123,373
75,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	82,193
90,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	91,883
55,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	53,526
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 150,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	$177,740
50,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	59,635
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	89,944
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	225,147
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	119,553
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	401,030
65,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	67,876
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	142,986
25,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	25,935
30,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	33,909
150,000	Microsoft Corp., Sr. Unsecd. Note, 3.300%, 2/6/2027	167,270
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	217,602
150,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	153,152
25,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	25,197
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	92,072
65,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	64,993
25,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	24,763
	TOTAL	2,494,559
	Technology Services— 0.0%
45,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	45,171
	Transportation - Airlines— 0.0%
70,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	75,501
70,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	80,335
	TOTAL	155,836
	Transportation - Railroads— 0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	66,349
	Transportation - Services— 0.1%
80,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 12/1/2026	87,308
130,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	143,418
75,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	81,638
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	219,504
	TOTAL	531,868
	Utility - Electric— 0.2%
50,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	50,352
25,000	Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	25,952
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 175,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	$175,930
110,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	110,757
200,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	199,777
80,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	85,412
200,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	235,311
40,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	44,714
140,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	163,650
30,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 1.000%, 6/15/2026	29,699
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	116,641
155,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	166,047
45,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	49,648
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	75,625
185,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	196,196
185,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	205,620
		TOTAL	1,931,331
		Utility - Natural Gas— 0.0%
65,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	68,509
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	29,844
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	116,194
180,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	214,081
		TOTAL	428,628
		TOTAL CORPORATE BONDS (IDENTIFIED COST $37,031,442)	38,999,704
		COMMON STOCKS— 3.8%
		Auto Components— 0.2%
65,683	[2]	American Axle & Manufacturing Holdings, Inc.	735,650
32,781	[2]	Goodyear Tire & Rubber Co.	650,047
3,720		Lear Corp.	719,299
		TOTAL	2,104,996
		Chemicals— 0.1%
34,410	[2]	Koppers Holdings, Inc.	1,192,995
		Commercial Services & Supplies— 0.3%
14,630		Brinks Co. (The)	1,103,248
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS— continued
		Commercial Services & Supplies— continued
73,560	[2]	KAR Auction Services, Inc.	$1,319,667
		TOTAL	2,422,915
		Communications Equipment— 0.1%
17,395	[2]	Lumentum Holdings, Inc.	1,415,431
		Containers & Packaging— 0.4%
74,458		Graphic Packaging Holding Co.	1,316,418
83,261	[2]	O-I Glass, Inc.	1,534,500
21,398		WestRock Co.	1,247,931
		TOTAL	4,098,849
		Electric Utilities— 0.1%
23,075		NRG Energy, Inc.	741,861
		Gas Utilities— 0.1%
66,936		Suburban Propane Partners LP	983,959
		Hotels Restaurants & Leisure— 0.3%
11,580	[2]	Boyd Gaming Corp.	745,636
37,225	[2]	Red Rock Resorts, Inc.	1,665,819
		TOTAL	2,411,455
		Independent Power Producers & Energy Traders— 0.1%
38,115		Vistra Corp.	616,320
		IT Services— 0.1%
13,200		Science Applications International Corp.	1,186,152
		Media— 0.9%
30,395	[2]	Altice USA, Inc.	1,096,044
273,600	[2]	Audacy, Inc.	1,190,160
214,860	[2]	Cumulus Media, Inc.	2,359,163
20,725	[2]	Emerald Holding, Inc.	117,096
58,545	[2]	iHeartMedia, Inc.	1,358,829
3,315		Nexstar Media Group, Inc.	503,582
70,590	[2]	Townsquare Media, Inc.	976,260
285,835	[2]	Urban One, Inc.	1,372,008
		TOTAL	8,973,142
		Metals & Mining— 0.2%
14,330		Compass Minerals International, Inc.	1,001,667
54,975		Teck Resources Ltd.	1,358,432
		TOTAL	2,360,099
		Oil Gas & Consumable Fuels— 0.4%
37,559		Devon Energy Corp.	997,567
29,935		Enviva Partners LP/Enviva Partners Finance Corp.	1,463,821
5,651		Pioneer Natural Resources, Inc.	860,026
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS— continued
		Oil Gas & Consumable Fuels— continued
28,015		Sunoco LP	$981,646
		TOTAL	4,303,060
		Pharmaceuticals— 0.1%
42,445	[2]	Bausch Health Cos, Inc.	1,365,031
		Technology Hardware Storage & Peripherals— 0.2%
8,270	[2]	Dell Technologies, Inc.	815,753
19,830	[2]	NCR Corp.	955,806
		TOTAL	1,771,559
		Textiles Apparel & Luxury Goods— 0.1%
25,525		Hanesbrands, Inc.	498,758
		Trading Companies & Distributors— 0.1%
19,960	[2]	GMS, Inc.	913,968
		TOTAL COMMON STOCKS (IDENTIFIED COST $33,083,438)	37,360,550
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.8%
		Commercial Mortgage— 0.6%
$ 810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	935,682
500,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	584,229
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	752,751
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	537,068
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,075,118
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	1,048,877
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	1,015,558
		TOTAL	5,949,283
		Federal Home Loan Mortgage Corporation REMIC— 0.2%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	900,260
694,901		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	700,526
		TOTAL	1,600,786
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,148,166)	7,550,069
		COMMERCIAL MORTGAGE-BACKED SECURITY— 0.1%
		Agency Commercial Mortgage-Backed Securities— 0.1%
1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.620%, 11/25/2045 (IDENTIFIED COST $1,004,153)	1,033,848
		PREFERRED STOCK— 0.0%
		Financials— 0.0%
40,000	[1,2,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		PURCHASED CALL OPTIONS— 0.0%
7,500,000	[2]	Morgan Stanley AUD CALL/USD PUT, Notional Amount:$17,500,000, Exercise Price $0.77. Expiration Date 7/14/2021	$98,535
15,000,000	[2]	Morgan Stanley USD CALL/ZAR PUT, Notional Amount: $30,000,000, Exercise Price $14.30. Expiration Date 8/9/2021	218,655
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $566,745)	317,190
		PURCHASED PUT OPTIONS— 0.1%
3,000	[2]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $5,028,000, Exercise Price $16, Expiration Date 7/21/2021	127,500
3,000	[2]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $5,028,000, Exercise Price $22, Expiration Date 7/21/2021	1,170,000
250		United States 10 Year, Notional Amount: $19,375 Exercise Price $131, Expiration Date 7/23/2021	121,094
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $946,933)	1,418,594
		INVESTMENT COMPANIES— 86.6%
5,433,125		Bank Loan Core Fund	52,538,315
25,345,631		Emerging Markets Core Fund	260,553,089
24,169,198		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5]	24,174,449
60,903,078		High Yield Bond Core Fund	386,734,544
13,658,844		Mortgage Core Fund	135,359,145
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $851,349,163)	859,359,542
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $976,042,424)[6]	990,670,514
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	2,030,538
		TOTAL NET ASSETS—100%	$992,701,052
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[2]United States Treasury Notes 2-Year Long Futures	35	$7,725,703	September 2021	$3,520
[2]United States Treasury Notes 5-Year Long Futures	15	$1,857,773	September 2021	$3,130
Short Futures:
[2]United States Treasury Notes 10-Year Short Futures	165	$21,769,687	September 2021	$(39,060)
[2]United States Treasury Notes 10-Year Ultra Short Futures	10	$1,449,531	September 2021	$(2,034)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(34,444)
At May 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/11/2021	State Street Bank & Trust Co.	1,350,000	AUD	$1,005,167	$39,648
6/11/2021	Morgan Stanley	6,120,000	BRL	$1,193,238	$(26,078)
6/11/2021	State Street Bank & Trust Co.	1,130,000	CAD	$882,008	$54,179
6/11/2021	State Street Bank & Trust Co.	1,100,000	CHF	$1,243,618	$(19,551)
6/11/2021	HSBC Bank USA	7,860,000	CNY	$1,187,939	$47,064
6/11/2021	Morgan Stanley	4,161,600,000	COP	$1,193,876	$(72,154)
6/11/2021	Credit Agricole CIB	825,000	EUR	$1,000,640	$8,382
6/11/2021	State Street Bank & Trust Co.	750,000	GBP	$1,005,755	$59,774
6/11/2021	Morgan Stanley	36,250,000,000	IDR	$2,501,207	$35,423
6/11/2021	Credit Agricole CIB	88,400,000	INR	$1,174,788	$40,762
6/11/2021	Morgan Stanley	186,250,000	INR	$2,501,343	$59,701
6/11/2021	Credit Agricole CIB	104,000,000	JPY	$1,000,455	$(50,537)
6/11/2021	HSBC Bank USA	24,000,000	MXN	$1,178,354	$24,911
6/22/2021	Credit Agricole CIB	7,500,000	EUR	$9,082,377	$92,527
6/25/2021	Morgan Stanley	33,282,976	NOK	$4,000,000	$2,679
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
6/11/2021	Credit Agricole CIB	1,350,000	AUD	$1,040,769	$(4,046)
6/11/2021	Morgan Stanley	6,120,000	BRL	$1,100,739	$(66,421)
6/11/2021	Morgan Stanley	1,130,000	CAD	$936,898	$712
6/11/2021	CITIBANK N.A.	1,100,000	CHF	$1,188,100	$(35,968)
6/11/2021	HSBC Bank USA	7,860,000	CNY	$1,222,509	$(12,494)
6/11/2021	Morgan Stanley	4,161,600,000	COP	$1,077,297	$(44,425)
6/11/2021	Barclays Bank PLC Wholesale	825,000	EUR	$992,929	$(16,094)
6/11/2021	Morgan Stanley	36,250,000,000	IDR	$2,523,003	$(13,628)
6/11/2021	Morgan Stanley	274,650,000	INR	$3,756,514	$(20,081)
6/11/2021	Bank Of New York	104,000,000	JPY	$951,711	$1,793
6/11/2021	Bank of America N.A.	24,000,000	MXN	$1,193,713	$(9,551)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$76,527
At May 31, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of New York	EUR CALL/USD PUT	$18,150,000	June 2021	$1.21	$(192,953)
Bank of New York	USD CALL/NOK PUT	$15,000,000	July 2021	$8.60	$(121,335)
Barclays	USD CALL/MXN PUT	$12,500,000	June 2021	$21.00	$(21,363)
Barclays	USD CALL/RUB PUT	$12,500,000	September 2021	$77.00	$(202,037)
Barclays	GBP CALL/USD PUT	$21,450,000	August 2021	$1.43	$(187,687)
BNP	GBP CALL/USD PUT	$1,050,000	June 2021	$1.40	$(15,031)
HSBC	USD CALL/ZAR PUT	$15,000,000	June 2021	$14.20	$(97,365)
JP Morgan	US Treasury Note 10 - Year Future (600 Contracts)	$186,000	June 2021	$132.00	$(318,750)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF (7,500 Contracts)	$65,385,000	June 2021	$87.00	$(167,527)
Morgan Stanley	AUD CALL/USD PUT	$10,000,000	July 2021	$0.80	$(17,060)
Morgan Stanley	NZD CALL/USD PUT	$10,000,000	July 2021	$0.74	$(43,690)
Morgan Stanley	USD CALL/ZAR PUT	$15,000,000	August 2021	$15.00	$(93,150)
Morgan Stanley	USD CALL/ZAR PUT	$15,000,000	June 2021	$14.60	$(5,235)
Semi-Annual Shareholder Report

Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
Bank of New York	USD PUT/NOK CALL	$15,000,000	July 2021	$8.00	$(41,070)
Barclays	USD PUT/MXN CALL	$12,500,000	June 2021	$19.50	$(32,763)
Barclays	GBP PUT/USD CALL	$20,850,000	August 2021	$1.39	$(112,090)
Barclays	USD PUT/RUB CALL	$12,500,000	July 2021	$71.75	$(79,137)
Barclays	USD PUT/RUB CALL	$12,500,000	June 2021	$72.50	$(71,450)
Credit Agricole	NZD PUT/USD CALL	$7,500,000	July 2021	$0.70	$(23,265)
HSBC	USD PUT/ZAR CALL	$15,000,000	June 2021	$13.50	$(70,335)
JP Morgan	Chicago Board Options Exchange SPX Volatility Index (6,000 Contracts)	$10,056,000	July 2021	$18.00	$(750,000)
JP Morgan	US Treasury Note 10 - Year Future (600 Contracts)	$186,000	June 2021	$131.25	$(187,500)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF (7,500 Contracts)	$65,385,000	June 2021	$85.00	$(79,255)
Morgan Stanley	AUD PUT/USD CALL	$7,500,000	July 2021	$0.76	$(41,212)
(Premiums Received $4,340,453)					$(2,971,260)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$10,468,457	$41,794,266	$—
Emerging Markets Core Fund	$176,445,209	$89,545,306	$(6,000,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$10,983,731	$260,083,648	$(246,894,383)
High Yield Bond Core Fund	$269,156,193	$125,800,000	$(12,000,000)
Mortgage Core Fund	$76,085,404	$70,400,000	$(9,725,250)
TOTAL OF AFFILIATED TRANSACTIONS	$543,138,994	$587,623,220	$(274,619,633)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2021	Shares Held as of 5/31/2021	Dividend Income
$275,592	$—	$52,538,315	5,433,125	$514,035
$(43,695)	$606,269	$260,553,089	25,345,631	$6,085,248
$1,020	$433	$24,174,449	24,169,198	$4,244
$3,477,135	$301,216	$386,734,544	60,903,078	$7,939,260
$(1,474,607)	$73,598	$135,359,145	13,658,844	$1,106,460
$2,235,445	$981,516	$859,359,542	129,509,876	$15,649,247
Semi-Annual Shareholder Report

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

2	Non-income-producing security.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $976,022,487.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$44,630,617	$—	$44,630,617
Corporate Bonds	—	38,959,436	40,268	38,999,704
Collateralized Mortgage Obligations	—	7,550,069	—	7,550,069
Commercial Mortgage-Backed Security	—	1,033,848	—	1,033,848
Purchased Call Options	—	317,190	—	317,190
Purchased Put Options	1,418,594	—	—	1,418,594
Equity Securities:
Common Stocks
Domestic	34,637,087	—	—	34,637,087
International	2,723,463	—	—	2,723,463
Preferred Stock
Domestic	—	—	400	400
Investment Companies	859,359,542	—	—	859,359,542
TOTAL SECURITIES	$898,138,686	$92,491,160	$40,668	$990,670,514
Other Financial Instruments:
Assets
Futures Contracts	$6,650	$—	$—	$6,650
Foreign Exchange Contracts	—	467,555	—	467,555
Liabilities
Futures Contracts	(41,094)	—	—	(41,094)
Foreign Exchange Contracts	—	(391,028)	—	(391,028)
Written Options Contracts	(1,503,032)	(1,468,228)	—	(2,971,260)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,537,476)	$(1,391,701)	$—	$(2,929,177)
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.29	$9.09	$8.60	$9.08	$8.86	$8.63
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.32	0.36	0.37	0.36	0.36
Net realized and unrealized gain (loss)	0.28	0.17	0.47	(0.51)	0.24	0.21
Total From Investment Operations	0.46	0.49	0.83	(0.14)	0.60	0.57
Less Distributions:
Distributions from net investment income	(0.19)	(0.29)	(0.34)	(0.34)	(0.38)	(0.34)
Net Asset Value, End of Period	$9.56	$9.29	$9.09	$8.60	$9.08	$8.86
Total Return[2]	5.02%	5.56%	9.87%	(1.56)%	6.85%	6.81%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.94%	0.93%	0.96%	1.26%
Net investment income	3.85%[4]	3.55%	3.99%	4.18%	3.99%	4.16%
Expense waiver/reimbursement[5]	0.11%[4]	0.13%	0.12%	0.13%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$306,474	$292,259	$307,049	$307,761	$342,586	$392,737
Portfolio turnover	9%	70%	58%	48%	18%	14%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.27	$9.08	$8.58	$9.07	$8.85	$8.62
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.25	0.29	0.30	0.29	0.30
Net realized and unrealized gain (loss)	0.27	0.16	0.48	(0.52)	0.24	0.21
Total From Investment Operations	0.43	0.41	0.77	(0.22)	0.53	0.51
Less Distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.27)	(0.27)	(0.31)	(0.28)
Net Asset Value, End of Period	$9.54	$9.27	$9.08	$8.58	$9.07	$8.85
Total Return[2]	4.62%	4.62%	9.18%	(2.43)%	6.06%	6.02%
Ratios to Average Net Assets:
Net expenses[3]	1.73%[4]	1.72%	1.70%	1.70%	1.73%	2.01%
Net investment income	3.11%[4]	2.77%	3.27%	3.41%	3.23%	3.41%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.12%	0.13%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,671	$8,324	$19,567	$28,507	$46,640	$57,432
Portfolio turnover	9%	70%	58%	48%	18%	14%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.28	$9.09	$8.59	$9.07	$8.85	$8.62
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.25	0.29	0.30	0.29	0.30
Net realized and unrealized gain (loss)	0.27	0.16	0.48	(0.50)	0.24	0.21
Total From Investment Operations	0.43	0.41	0.77	(0.20)	0.53	0.51
Less Distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.27)	(0.28)	(0.31)	(0.28)
Net Asset Value, End of Period	$9.55	$9.28	$9.09	$8.59	$9.07	$8.85
Total Return[2]	4.62%	4.65%	9.19%	(2.30)%	6.04%	6.02%
Ratios to Average Net Assets:
Net expenses[3]	1.69%[4]	1.69%	1.68%	1.68%	1.70%	2.01%
Net investment income	3.12%[4]	2.80%	3.28%	3.43%	3.25%	3.41%
Expense waiver/reimbursement[5]	0.11%[4]	0.12%	0.12%	0.14%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,368	$45,955	$58,296	$76,758	$132,528	$155,650
Portfolio turnover	9%	70%	58%	48%	18%	14%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.22	$9.03	$8.54	$9.02	$8.81	$8.58
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.31	0.35	0.37	0.36	0.36
Net realized and unrealized gain (loss)	0.28	0.17	0.48	(0.51)	0.23	0.21
Total From Investment Operations	0.46	0.48	0.83	(0.14)	0.59	0.57
Less Distributions:
Distributions from net investment income	(0.19)	(0.29)	(0.34)	(0.34)	(0.38)	(0.34)
Net Asset Value, End of Period	$9.49	$9.22	$9.03	$8.54	$9.02	$8.81
Total Return[2]	5.07%	5.49%	9.95%	(1.57)%	6.79%	6.86%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.94%	0.93%	0.96%	1.26%
Net investment income	3.86%[4]	3.56%	3.99%	4.18%	3.99%	4.16%
Expense waiver/reimbursement[5]	0.11%[4]	0.12%	0.12%	0.13%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,121	$51,426	$53,136	$51,431	$60,561	$69,364
Portfolio turnover	9%	70%	58%	48%	18%	14%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.23	$9.04	$8.55	$9.03	$8.81	$8.58
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.34	0.38	0.40	0.38	0.38
Net realized and unrealized gain (loss)	0.30	0.17	0.48	(0.51)	0.25	0.21
Total From Investment Operations	0.47	0.51	0.86	(0.11)	0.63	0.59
Less Distributions:
Distributions from net investment income	(0.21)	(0.32)	(0.37)	(0.37)	(0.41)	(0.36)
Net Asset Value, End of Period	$9.49	$9.23	$9.04	$8.55	$9.03	$8.81
Total Return[2]	5.11%	5.83%	10.28%	(1.25)%	7.23%	7.12%
Ratios to Average Net Assets:
Net expenses[3]	0.61%[4]	0.61%	0.62%	0.62%	0.64%	1.01%
Net investment income	4.09%[4]	3.87%	4.23%	4.49%	4.24%	4.41%
Expense waiver/reimbursement[5]	0.17%[4]	0.20%	0.19%	0.18%	0.17%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$585,155	$246,898	$275,189	$134,398	$136,141	$93,764
Portfolio turnover	9%	70%	58%	48%	18%	14%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,			Period Ended 11/30/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$9.29	$9.10	$8.60	$9.09	$8.96
Income From Investment Operations:
Net investment income (loss)[2]	0.19	0.35	0.38	0.40	0.31
Net realized and unrealized gain (loss)	0.29	0.16	0.49	(0.52)	0.11
Total From Investment Operations	0.48	0.51	0.87	(0.12)	0.42
Less Distributions:
Distributions from net investment income	(0.21)	(0.32)	(0.37)	(0.37)	(0.29)
Net Asset Value, End of Period	$9.56	$9.29	$9.10	$8.60	$9.09
Total Return[3]	5.19%	5.80%	10.35%	(1.36)%	4.73%
Ratios to Average Net Assets:
Net expenses[4]	0.60%[5]	0.60%	0.61%	0.61%	0.61%[5]
Net investment income	4.14%[5]	3.88%	4.30%	4.49%	4.03%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.12%	0.12%	0.12%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,912	$5,468	$4,390	$3,790	$5,251
Portfolio turnover	9%	70%	58%	48%	18%[7]

1	Reflects operations for the period from January 27, 2017 (date of initial investment) to November 30, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $859,359,542 of investment in affiliated holdings* (identified cost $976,042,424)	$990,670,514
Due from broker (Note 2)	632,000
Income receivable	501,606
Income receivable from affiliated holdings	3,189,873
Receivable for shares sold	1,411,767
Unrealized appreciation on foreign exchange contracts	467,555
Receivable for variation margin on futures contracts	1,337,120
Total Assets	998,210,435
Liabilities:
Payable for investments purchased	1,427,225
Payable for shares redeemed	424,019
Written options outstanding (premium received $4,340,453), at value	2,971,260
Unrealized depreciation on foreign exchange contracts	391,028
Payable for investment adviser fee (Note 5)	50,598
Payable for administrative fee (Note 5)	8,491
Payable for distribution services fee (Note 5)	27,172
Payable for other service fees (Notes 2 and 5)	77,743
Accrued expenses (Note 5)	131,847
Total Liabilities	5,509,383
Net assets for 104,320,393 shares outstanding	$992,701,052
Net Assets Consist of:
Paid-in capital	$1,057,294,701
Total distributable earnings (loss)	(64,593,649)
Total Net Assets	$992,701,052
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($306,474,176 ÷ 32,068,683 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.56
Offering price per share (100/95.50 of $9.56)	$10.01
Redemption proceeds per share	$9.56
Class B Shares:
Net asset value per share ($5,671,256 ÷ 594,525 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share (94.50/100 of $9.54)	$9.02
Class C Shares:
Net asset value per share ($35,367,973 ÷ 3,703,229 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.55
Offering price per share	$9.55
Redemption proceeds per share (99.00/100 of $9.55)	$9.45
Class F Shares:
Net asset value per share ($52,121,229 ÷ 5,494,497 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.49
Offering price per share (100/99.00 of $9.49)	$9.59
Redemption proceeds per share (99.00/100 of $9.49)	$9.40
Institutional Shares:
Net asset value per share ($585,154,586 ÷ 61,631,893 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.49
Offering price per share	$9.49
Redemption proceeds per share	$9.49
Class R6 Shares:
Net asset value per share ($7,911,832 ÷ 827,566 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.56
Offering price per share	$9.56
Redemption proceeds per share	$9.56

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Dividends (including $15,649,247 received from affiliated holdings* and net of foreign taxes withheld of $588)	$16,022,487
Interest	749,530
TOTAL INCOME	16,772,017
Expenses:
Investment adviser fee (Note 5)	1,940,218
Administrative fee (Note 5)	276,547
Custodian fees	19,135
Transfer agent fees (Note 2)	328,541
Directors’/Trustees’ fees (Note 5)	3,404
Auditing fees	16,555
Legal fees	5,304
Portfolio accounting fees	98,363
Distribution services fee (Note 5)	186,055
Other service fees (Notes 2 and 5)	497,109
Share registration costs	61,768
Printing and postage	23,354
Taxes	25
Miscellaneous (Note 5)	17,913
TOTAL EXPENSES	3,474,291
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(389,364)
Reimbursement of other operating expenses (Notes 2 and 5)	(90,060)
TOTAL WAIVERS AND REIMBURSEMENTS	(479,424)
Net expenses	2,994,867
Net investment income	13,777,150
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized gain of $981,516 on sales of investments in affiliated holdings*)	$13,107,296
Net realized loss on foreign currency transactions	(2,017,020)
Net realized gain on foreign exchange contracts	133,055
Net realized gain on futures contracts	542,777
Net realized gain on written options	2,978,312
Net realized gain on swap contracts	54,867
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $2,235,445 of investments in affiliated holdings*)	5,217,458
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(73)
Net change in unrealized appreciation of foreign exchange contracts	(46,476)
Net change in unrealized depreciation of futures contracts	(30,202)
Net change in unrealized depreciation of written options	1,031,890
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	20,971,884
Change in net assets resulting from operations	$34,749,034

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,777,150	$24,359,835
Net realized gain (loss)	14,799,287	(8,173,579)
Net change in unrealized appreciation/depreciation	6,172,597	10,457,275
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,749,034	26,643,531
Distributions to Shareholders:
Class A Shares	(6,064,264)	(9,315,548)
Class B Shares	(115,962)	(321,325)
Class C Shares	(718,626)	(1,258,620)
Class F Shares	(1,065,041)	(1,656,587)
Institutional Shares	(6,498,543)	(9,647,933)
Class R6 Shares	(136,665)	(168,039)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,599,101)	(22,368,052)
Share Transactions:
Proceeds from sale of shares	394,603,094	150,084,678
Net asset value of shares issued to shareholders in payment of distributions declared	14,074,227	21,505,497
Cost of shares redeemed	(86,455,841)	(243,163,912)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	322,221,480	(71,573,737)
Change in net assets	342,371,413	(67,298,258)
Net Assets:
Beginning of period	650,329,639	717,627,897
End of period	$992,701,052	$650,329,639
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $479,424 is disclosed in this Note 2 and Note 5. For the six months ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$147,896	$(2,241)
Class B Shares	5,475	(619)
Class C Shares	22,890	(24)
Class F Shares	23,866	—
Institutional Shares	127,853	(87,176)
Class R6 Shares	561	—
TOTAL	$328,541	$(90,060)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$370,736
Class B Shares	8,452
Class C Shares	53,566
Class F Shares	64,355
TOTAL	$497,109
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate
Semi-Annual Shareholder Report

the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2021, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $2,857,143. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,782,745 and $35,006,641, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,009,814 and $889,188, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money
Semi-Annual Shareholder Report

market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2021, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage currency, duration and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an
Semi-Annual Shareholder Report

amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $829,884 and $1,933,332, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $1,945,860 and $2,060,911, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(34,444)*		$—
Interest rate contracts	Purchased options, within Investment in securities, at value	121,094		—
Interest rate contracts		—	Written options outstanding, at value	506,250
Equity contracts		—	Written options outstanding, at value	996,782
Equity contracts	Purchased options, within Investment in securities at value	1,297,500		—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	467,555	Unrealized depreciation on foreign exchange contracts	391,028
Foreign exchange contracts		—	Written options outstanding, at value	1,468,228
Foreign exchange contracts	Purchased options, within Investment in securities at value	317,190		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,168,895		$3,362,288

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	OTC Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$637,501	$—	$(34,602)	$(2,988,453)	$(2,385,554)
Equity contracts	—	(94,724)	—	(327,423)	2,289,741	1,867,594
Foreign exchange contracts	—	—	133,055	176,949	3,677,024	3,987,028
Credit contracts	54,867	—	—	—	—	54,867
TOTAL	$54,867	$542,777	$133,055	$(185,076)	$2,978,312	$3,523,935

1	The net realized gain (loss) on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$(30,202)	$—	$131,396	$118,145	$219,339
Equity contracts	—	—	(851,388)	(171,938)	(1,023,326)
Foreign exchange contracts	—	(46,476)	(487,958)	1,085,683	551,249
TOTAL	$(30,202)	$(46,476)	$(1,207,950)	$1,031,890	$(252,738)

2	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,683,114	$25,416,762	3,682,330	$32,892,582
Shares issued to shareholders in payment of distributions declared	594,865	5,619,847	973,658	8,643,882
Shares redeemed	(2,668,357)	(25,237,944)	(6,961,763)	(60,715,174)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	609,622	$5,798,665	(2,305,775)	$(19,178,710)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,638	$91,140	31,031	$279,386
Shares issued to shareholders in payment of distributions declared	11,014	103,768	33,542	297,389
Shares redeemed	(323,849)	(3,048,787)	(1,322,686)	(11,459,208)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(303,197)	$(2,853,879)	(1,258,113)	$(10,882,433)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	575,919	$5,450,911	810,356	$7,240,043
Shares issued to shareholders in payment of distributions declared	75,778	714,814	138,065	1,225,932
Shares redeemed	(1,898,987)	(17,994,952)	(2,413,569)	(21,419,361)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,247,290)	$(11,829,227)	(1,465,148)	$(12,953,386)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	104,026	$976,876	350,255	$3,092,566
Shares issued to shareholders in payment of distributions declared	111,063	1,041,298	183,231	1,615,285
Shares redeemed	(296,554)	(2,781,090)	(841,803)	(7,318,114)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(81,465)	$(762,916)	(308,317)	$(2,610,263)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,131,815	$360,089,136	11,706,142	$104,646,682
Shares issued to shareholders in payment of distributions declared	687,837	6,460,858	1,085,000	9,555,838
Shares redeemed	(3,934,383)	(36,938,987)	(16,490,597)	(141,136,968)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	34,885,269	$329,611,007	(3,699,455)	$(26,934,448)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	272,985	$2,578,269	215,006	$1,933,419
Shares issued to shareholders in payment of distributions declared	14,138	133,642	18,827	167,171
Shares redeemed	(47,949)	(454,081)	(128,034)	(1,115,087)
NET CHANGE RESULTING FROM R6 SHARE TRANSACTIONS	239,174	$2,257,830	105,799	$985,503
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	34,102,113	$322,221,480	(8,931,009)	$(71,573,737)
4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $976,022,487. The net unrealized appreciation of investments for federal tax purposes was $16,059,303. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,750,530 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,691,227. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $85,617,382 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$85,617,382	$85,617,382
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the Adviser voluntarily waived $383,492 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2021, the Adviser reimbursed $5,872. For the six months ended May 31, 2021, the Adviser voluntarily reimbursed $90,060 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$25,357
Class C Shares	160,698
TOTAL	$186,055
For the six months ended May 31, 2021, the Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2021, FSC retained $38,840 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2021, FSC retained $10,050 in sales charges from the sale of Class A Shares. FSC also retained $1,193, $1,514 and $2,661 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2021, FSSC received $14,266 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.73%, 1.70%, 0.93%, 0.61% and 0.60%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2021, the Fee Limit for the Class B Shares was 1.72%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $320,960,000 and $27,902,617, respectively. Net realized gain recognized on these transactions was $1,035,876.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$361,245,940
Sales	$65,064,859
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six months ended May 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that
Semi-Annual Shareholder Report

may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,050.20	$4.75
Class B Shares	$1,000	$1,046.20	$8.83
Class C Shares	$1,000	$1,046.20	$8.62
Class F Shares	$1,000	$1,050.70	$4.75
Institutional Shares	$1,000	$1,051.10	$3.12
Class R6 Shares	$1,000	$1,051.90	$3.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.29	$4.68
Class B Shares	$1,000	$1,016.31	$8.70
Class C Shares	$1,000	$1,016.50	$8.50
Class F Shares	$1,000	$1,020.29	$4.68
Institutional Shares	$1,000	$1,021.89	$3.07
Class R6 Shares	$1,000	$1,021.94	$3.02

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class B Shares	1.73%
Class C Shares	1.69%
Class F Shares	0.93%
Institutional Shares	0.61%
Class R6 Shares	0.60%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Strategic Income Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the
Semi-Annual Shareholder Report

Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Strategic Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021